Schedule of Investments (unaudited) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 97.4%

Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 06/01/20	$1,000	$1,035,260
Tuscaloosa City Board of Education, RB, 5.00%, 08/01/20	225	235,087

		1,270,347

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 01/01/21	3,200	3,374,144
Series C, 5.00%, 01/01/21	2,500	2,636,050

		6,010,194

Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 07/01/19(a)	180	180,824
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 07/01/19(b)	5,585	5,633,422
5.00%, 07/01/20	1,300	1,354,327
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,053,950

		8,222,523

California — 5.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	815	854,756
Los Angeles California Unified School District, GO, Series I, 5.00%, 07/01/20	3,750	3,784,237
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT, 5.00%, 01/01/20	550	563,530
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,126,800
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 05/01/20	10,000	10,389,000

		16,718,323

Colorado — 1.3%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	729,171
Series B, 5.00%, 12/01/20	1,335	1,410,788
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 2.70%, 12/01/19(a)	268	268,241

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 08/15/19	$125	$125,986
4.00%, 08/15/20	150	154,083
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	562,310
4.00%, 12/01/20	580	597,551

		3,848,130

Florida — 1.9%
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(c)	2,500	2,473,375
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,439,501
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	500	520,895
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(d)(e)	2,980	1,482,550

		5,916,321

Georgia — 2.2%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,240	6,737,016

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	250	258,905
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,245,466

		1,504,371

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,303,828
5.00%, 11/15/20	1,440	1,521,101

		2,824,929

Illinois — 12.1%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/20	1,000	1,033,960

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, 5.00%, 01/01/20	$1,000	$1,016,190
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	960	962,678
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,058,650
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 06/15/22(f)	13,455	12,332,718
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 06/01/20	10,000	10,393,900
State of Illinois, GO, 5.00%, 07/01/20	4,055	4,185,166
State of Illinois, RB, Series B:
5.00%, 06/15/19(b)	515	518,512
5.00%, 06/15/20	1,485	1,494,207
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/20	4,145	4,253,019

		37,249,000

Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	634,356
Northern Indiana Commuter Transportation District, RB, 5.00%, 07/01/20	620	646,307

		1,280,663

Kansas — 1.5%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20(f)	2,080	1,961,627
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C:
5.25%, 11/15/19(b)	55	56,193
5.25%, 11/15/20	2,445	2,501,431

		4,519,251

Kentucky — 1.6%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,167,410

Security	Par (000)	Value

Kentucky (continued)
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A (continued):
5.00%, 12/01/20	$1,430	$1,500,613
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project(f):
0.00%, 07/01/19	255	253,322
0.00%, 07/01/20	1,000	965,440

		4,886,785

Louisiana(c) — 1.8%
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 1.57%, 08/01/50	5,500	5,500,000

Maryland — 1.6%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 06/15/19	250	251,710
5.00%, 06/15/20	275	286,154
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project:
4.00%, 07/01/19	285	286,730
5.00%, 07/01/20	500	521,405
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(g)	730	754,039
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 06/01/20	640	657,030
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 01/01/21(g)	1,335	1,423,844
University of Maryland, Medical System, 5.00%, 07/01/19	670	675,441

		4,856,353

Massachusetts — 3.8%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, Series A-1, 1.50%, 03/01/30(c)	10,400	10,400,000
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/20	1,000	1,023,160

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 1.48%, 07/01/27(c)	$300	$300,000

		11,723,160

Michigan — 4.6%
City of Detroit Michigan, GO, Unlimited Tax, 5.00%, 04/01/20	1,000	1,021,590
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 09/01/20	1,500	1,513,140
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 05/15/20	885	905,258
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 07/01/20	1,000	1,023,980
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT:
5.00%, 11/01/19	1,940	1,971,816
5.00%, 11/01/20	1,800	1,879,938
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 07/01/20	1,000	1,041,790
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	341,952
Series 2-A, 4.00%, 10/15/20	1,205	1,249,633
State of Michigan Trunk Line Revenue, Refunding RB:
5.00%, 11/01/20	1,000	1,019,970
5.00%, 11/01/21	2,000	2,040,160

		14,009,227

Mississippi — 0.3%
Mississippi Development Bank, Refunding RB, Series A (AGM), 5.00%, 03/01/20	1,035	1,064,301

Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 09/01/20	3,000	3,135,540
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	526,400

		3,661,940

Multi-State — 1.6%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 05/15/19	2,500	2,508,775

Security	Par (000)	Value

Multi-State (continued)
Centerline Equity Issuer Trust(a) (continued):
Series B-3-2, 6.30%, 05/15/19	$2,500	$2,509,350

		5,018,125

Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/20	3,500	3,628,450

Nevada — 2.1%
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 08/01/20	1,075	1,111,733
County of Clark Nevada Department of Aviation, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 07/01/19	500	504,000
5.00%, 07/01/20	1,000	1,040,530
Washoe County School District, GO, School Improvement, Series C, 5.00%, 10/01/20	3,695	3,875,057

		6,531,320

New Jersey — 7.5%
County of Atlantic New Jersey, GO, Refunding, (BAM), 3.00%, 10/01/20	2,740	2,801,047
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,581,465
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	355	358,877
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 07/01/20	250	258,965
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/20	2,500	2,588,250
Provident Group Montclair (AGM), 4.00%, 06/01/20	105	107,671
School Facilities, Series GG, 5.00%, 09/01/22	2,000	2,099,260
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,330,243
New Jersey Educational Facilities Authority, Refunding RB, Seton Hall University, Series D:
5.00%, 07/01/19	1,060	1,068,745
5.00%, 07/01/20	650	676,916

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	$2,565	$2,618,865
5.00%, 12/01/20	2,900	3,046,131
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/20	2,000	2,072,120
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 06/15/19	250	251,655

		22,860,210

New York — 4.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper NY, Inc. Project, AMT, 3.75%, 01/01/20(a)	195	196,554
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/19	400	401,852
5.00%, 06/01/20	450	463,811
Metropolitan Transportation Authority, RB, BANS Transportation, Series A, 4.00%, 02/03/20	5,000	5,095,300
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 02/01/29(c)	3,000	3,013,110
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 01/01/20	875	897,846
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	3,500	3,615,850
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,040	1,080,102
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	230	238,110

		15,002,535

North Carolina — 1.7%
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 01/01/20	5,000	5,125,650

Ohio — 0.9%
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 06/30/19	945	951,369
5.00%, 12/31/19	830	846,725

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT (continued):
5.00%, 06/30/20	$1,000	$1,032,280

		2,830,374

Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 09/01/22	1,100	1,183,479

Pennsylvania — 8.9%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A:
4.00%, 12/01/19	840	844,738
4.00%, 12/01/20	870	879,326
City of Philadelphia PA Airport Revenue, Refunding RB, AMT, Series B, 5.00%, 07/01/20	1,450	1,505,288
Commonwealth of Pennsylvania, GO, Refunding, First Series, 5.00%, 08/15/20	1,000	1,046,130
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Project, 4.00%, 01/01/20	1,000	1,011,820
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 05/01/19	1,300	1,302,847
Montgomery County IDA, Refunding RB, Albert Einstein Healthcare, Series A, 5.00%, 01/15/20	1,400	1,427,902
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project:
5.00%, 12/31/20	3,830	4,012,155
AMT, 5.00%, 06/30/20	295	305,065
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,239,576
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services(g):
4.00%, 10/01/19	590	592,968
4.00%, 10/01/20	1,210	1,240,758
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 05/01/20(g)	1,480	1,534,153
Drexel University, 5.00%, 05/01/20	95	98,289
University Properties, Inc., 4.00%, 07/01/19	230	230,886

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A (continued):
University Properties, Inc., 4.00%, 07/01/20	$450	$458,114
Widener University, 5.00%, 07/15/20	600	621,378
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	460,681
2.55%, 04/01/20	850	854,173
2.65%, 10/01/20	865	871,652
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/20	1,500	1,562,115
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 06/01/19(b)	1,000	1,005,760
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 07/15/20	995	1,036,830
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/20	350	367,535
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 07/01/19	360	361,429
4.00%, 07/01/20	465	473,728
Westmoreland County Municipal Authority, Refunding RB, (BAM):
5.00%, 08/15/19	335	339,043
3.00%, 08/15/20	110	111,836
5.00%, 08/15/20	355	370,489

		27,166,664

Rhode Island — 3.0%
Rhode Island Commerce Corp., Refunding RB, Rhode Island Department of Transportation, Series A, 5.00%, 06/15/20	3,465	3,604,709
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/20	1,500	1,549,170

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	$3,850	$4,043,347

		9,197,226

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 07/01/20(g)	2,000	2,085,620

Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	242,554
5.00%, 10/01/20	325	339,430

		581,984

Texas — 13.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.00%, 01/01/20	620	634,037
5.75%, 01/01/20	1,140	1,172,114
Central Texas Turnpike System, RB, CAB(f):
(AMBAC), 0.00%, 08/15/21(g)	1,825	1,753,661
Series A (AMBAC), 0.00%, 08/15/21	6,165	5,897,686
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/42(c)	1,000	1,030,580
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	3,000	3,091,800
Subordinate Lien, Series B, 5.00%, 07/01/20	250	260,607
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 07/01/20	5,000	5,117,350
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	3,893,617
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 05/15/20	5,000	5,184,350
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/19	345	345,000
4.00%, 04/01/20	415	420,847
4.00%, 04/01/20	585	593,243
4.00%, 04/01/20	180	182,536

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 01/01/20	$185	$185,503
5.38%, 01/01/21	940	942,623
State of Texas, RB, 4.00%, 08/29/19	5,000	5,049,350
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,239,600

		40,994,504

Virginia — 1.4%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,107,940
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 07/01/20	1,500	1,562,685
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A(a):
5.00%, 07/01/19	425	427,427
5.00%, 07/01/20	335	343,914

		4,441,966

Washington — 2.4%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,774,467
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B: 5.00%, 10/01/20	250	262,220

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B (continued):
5.00%, 10/01/42(c)	$4,000	$4,317,080

		7,353,767

Wisconsin — 0.9%
State of Wisconsin, Refunding RB, General, Series A, 5.25%, 05/01/20	1,000	1,003,030
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.00%, 04/01/19(b)	1,515	1,515,000
ThedaCare, Inc., 5.00%, 12/15/20	250	262,960

		2,780,990

Total Long-Term Investments — 97.4% (Cost — $294,935,635)		298,585,698

	Shares

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.38%(h)(i)	4,645,057	4,645,986

Total Short-Term Securities — 1.5% (Cost — $4,645,518)		4,645,986

Total Investments — 98.9% (Cost — $299,581,153)		303,231,684

Other Assets Less Liabilities — 1.1%		3,332,797

Net Assets — 100.0%		$306,564,481

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK)

(i)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	102,787	4,542,270	4,645,057	$4,645,986	$20,736	$564	$465

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GO — General Obligation Bonds

IDA — Industrial Development Authority

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

S/F — Single-Family

VRDN — Variable Rate Demand Notes

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$298,585,698	$—	$298,585,698
Short-Term Securities	4,645,986	—	—	4,645,986

	$4,645,986	$298,585,698	$—	$303,231,684

(a)	See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2019, there were no transfers between levels.

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